Schedule of mineral properties are broken down (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 9,107,359
Staking costs	0	$ 110,071
Ending Balance	18,002,636		$ 9,107,359
Goldwedge [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	9,107,359	$ 2,532,184	2,532,184
Land acquisition			58,466
Staking costs			146,159
Change of estimation of environmental rehabilitation liabilities			222,159
Exploration expenditure	8,431,675		6,148,391
Cash paid	280,000
Shares issued	31,161
Land purchase	152,441
Ending Balance	$ 18,002,636		$ 9,107,359